Debt (Tables)	12 Months Ended
Dec. 31, 2011
Debt [Abstract]
Components Of Long-Term Debt

December 31 (millions)	2011	2010
12 3/4% senior secured notes due 2014	$186.2	$375.0
12 1/2% senior notes due 2016	150.6	150.6
14 1/4% senior secured notes due 2015	25.5	246.6
8% senior notes	–	68.0
Other, net of unamortized discounts	(2.6)	(16.2)
Total	359.7	824.0
Less – current maturities	.9	.8
Total long-term debt	$358.8	$823.2